Non-controlling interest (Tables)	12 Months Ended
Mar. 31, 2020
Noncontrolling Interest [Abstract]
Movement of Non-controlling Interest	The movement of the non-controlling interest were as follows:
	Xinhan	Hangzhou Dayi	Total
	(Amounts in thousands of RMB)
Balance as of March 31, 2018	-	18,477	18,477
Net loss	(1,256)	(10,421)	(11,677)
Dividend paid to non-controlling interests holders	-	(17,150)	(17,150)
Acquisition of non-controlling interest	-	9,094	9,094
Balance as of March 31, 2019	(1,256)	-	(1,256)
Net loss	(5,302)	-	(5,302)
Balance as of March 31, 2020	(6,558)	-	(6,558)